Employee Benefit Plans - Plans in which PBO Exceeded Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 0	$ 0
Fair value of plan assets	0	0
US plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	266,090	240,249
Fair value of plan assets	$ 222,417	$ 194,160